JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.9% (95.7% of Total Investments)

	COMMON STOCKS – 101.0% (68.6% of Total Investments)

	Air Freight & Logistics – 3.5%

169,405	Deutsche Post AG, (2)	$5,645,456

	Airlines – 3.3%

93,082	Delta Air Lines Inc., (3)	5,361,523

	Banks – 12.9%

889,186	AIB Group PLC, (2)	2,637,742
92,140	Bank of America Corp	2,687,724
57,235	Bank of NT Butterfield & Son Ltd, (3)	1,696,445
88,200	Citigroup Inc, (3)	6,092,856
334,707	ING Groep NV, Sponsored ADR, (3)	3,497,688
24,692	JPMorgan Chase & Co	2,906,002
1,922,750	Unicaja Banco SA, 144A, (2), (4)	1,529,414
	Total Banks	21,047,871

	Biotechnology – 1.6%

40,386	Gilead Sciences Inc.	2,559,665

	Capital Markets – 4.9%

61,640	AURELIUS Equity Opportunities SE & Co KGaA, (2)	2,545,814
555,560	Daiwa Securities Group Inc, (2)	2,486,265
194,510	Deutsche Boerse AG, ADR, (2), (3)	3,024,631
	Total Capital Markets	8,056,710

	Chemicals – 2.3%

52,281	DuPont de Nemours Inc	3,728,158

	Diversified Telecommunication Services – 3.6%

57,885	Nippon Telegraph & Telephone Corp, ADR, (2)	2,772,113
239,610	Telefonica Brasil SA	3,168,311
	Total Diversified Telecommunication Services	5,940,424

	Electric Utilities – 1.8%

59,860	FirstEnergy Corp, (3)	2,887,048

	Electrical Equipment – 1.7%

32,510	Eaton Corp PLC, (3)	2,703,207

	Energy Equipment & Services – 0.0%

3,683	Transocean Ltd	16,463

	Entertainment – 4.6%

14,260	Nintendo Co Ltd, (2)	5,311,798
91,750	Viacom Inc	2,204,753
	Total Entertainment	7,516,551

	Equity Real Estate Investment Trust – 1.6%

85,290	MGM Growth Properties LLC	2,562,965

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (2), (4)	46
6,140	Millennium Health LLC, (4), (5)	6,752

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

5,767	Millennium Health LLC, (4), (5)	$5,765
	Total Health Care Providers & Services	12,563

	Household Durables – 2.5%

205,700	Sekisui House Ltd, (2)	4,058,906

	Household Products – 1.6%

26,230	Henkel AG & Co KGaA, (2)	2,595,434

	Industrial Conglomerates – 2.2%

33,465	Siemens AG, (2)	3,582,265

	Insurance – 9.4%

71,049	Ageas, (2)	3,938,608
113,189	Allianz SE, Sponsored ADR, (2), (3)	2,625,985
53,965	CNA Financial Corp, (3)	2,657,776
111,190	Old Republic International Corp	2,620,748
18,175	RenaissanceRe Holdings Ltd	3,515,954
	Total Insurance	15,359,071

	Marine – 0.0%

262	HGIM Corp, (2), (4)	2,751

	Media – 0.3%

24,326	Clear Channel Outdoor Holdings Inc, (4)	61,302
5,604	Cumulus Media Inc, (4)	81,482
10,344	iHeartMedia Inc, (4)	155,160
2,099	Metro-Goldwyn-Mayer Inc, (2), (4)	125,590
3,185	Tribune Co, (5)	1,752
	Total Media	425,286

	Multi-Utilities – 5.3%

179,200	Engie SA, (2)	2,924,932
273,490	National Grid PLC, (2)	2,961,157
107,586	Veolia Environnement SA, (2)	2,725,326
	Total Multi-Utilities	8,611,415

	Oil, Gas & Consumable Fuels – 10.4%

32,894	Chevron Corp, (3), (6)	3,901,228
242,430	Enterprise Products Partners LP	6,928,649
140,417	Equitrans Midstream Corp, (3)	2,043,067
388	Fieldwood Energy LLC, (2), (4)	9,603
1,923	Fieldwood Energy LLC, (2), (4)	47,594
75,529	TOTAL SA, Sponsored ADR	3,927,508
	Total Oil, Gas & Consumable Fuels	16,857,649

	Pharmaceuticals – 11.6%

57,203	AstraZeneca PLC, Sponsored ADR, (3)	2,549,538
37,010	Bayer AG, (2)	2,607,467
62,245	Bristol-Myers Squibb Co	3,156,444
130,360	GlaxoSmithKline PLC, Sponsored ADR, (3)	5,563,765
53,585	Roche Holding AG, Sponsored ADR, (2), (3)	1,953,173
33,270	Sanofi, (2)	3,081,891
	Total Pharmaceuticals	18,912,278

	Real Estate Management & Development – 0.9%

429,900	Great Eagle Holdings Ltd, (2)	1,470,991

	Semiconductors & Semiconductor Equipment – 3.7%

9,118	Broadcom Inc	2,517,206
77,920	Cypress Semiconductor Corp	1,818,653

Shares	Description (1)						Value

	Semiconductors & Semiconductor Equipment (continued)

98,710	Infineon Technologies AG, (2)						$1,773,498
	Total Semiconductors & Semiconductor Equipment						6,109,357

	Software – 5.0%

30,326	Microsoft Corp, (3), (6)						4,216,224
71,380	Oracle Corp						3,928,041
	Total Software						8,144,265

	Specialty Retail – 1.7%

1,069,040	Kingfisher PLC, (2)						2,716,840

	Technology Hardware, Storage & Peripherals – 1.5%

74,600	Samsung Electronics Co Ltd, (2)						2,462,477

	Tobacco – 1.3%

27,125	Philip Morris International Inc						2,059,601

	Trading Companies & Distributors – 1.8%

174,900	Mitsui & Co Ltd, (2)						2,872,980
	Total Common Stocks (cost $145,555,379)						164,280,170

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 25.7% (17.5% of Total Investments) (7)

	Aerospace & Defense – 0.3%

$484	Transdigm, Inc., Term Loan F	4.544%	1-Month LIBOR	2.500%	6/09/23	Ba3	$483,373

	Airlines – 0.3%

490	American Airlines, Inc., Term Loan B	4.028%	1-Month LIBOR	2.000%	12/14/23	BB+	490,350

	Auto Components – 0.1%

150	Johnson Controls Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	4/30/26	Ba3	149,016

	Beverages – 0.3%

418	Jacobs Douwe Egberts, Term Loan B	4.125%	1-Month LIBOR	2.000%	11/01/25	Ba2	418,639

	Biotechnology – 0.4%

731	Grifols, Inc., Term Loan B	4.197%	1-Week LIBOR	2.250%	1/31/25	BB	735,857

	Building Products – 0.4%

250	Advanced Drainage Systems, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	251,459
432	Quikrete Holdings, Inc., Term Loan B	4.794%	1-Month LIBOR	2.750%	11/15/23	BB–	431,299
682	Total Building Products						682,758

	Capital Markets – 0.3%

464	RPI Finance Trust, Term Loan B6	4.044%	1-Month LIBOR	2.000%	4/17/23	BBB–	466,835

	Chemicals – 0.7%

645	Axalta Coating Systems, Term Loan, First Lien	3.854%	3-Month LIBOR	1.750%	6/01/24	BBB–	646,251
416	H.B. Fuller Company, Term Loan B	4.044%	1-Month LIBOR	2.000%	10/21/24	BB+	415,318
132	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	132,243
1,193	Total Chemicals						1,193,812

	Commercial Services & Supplies – 0.5%

510	Formula One Group, Term Loan B	4.544%	1-Month LIBOR	2.500%	2/01/24	B+	504,492
223	Trans Union LLC, Term Loan B3	4.044%	1-Month LIBOR	2.000%	4/07/23	BB+	223,597
42	West Corporation, Incremental Term Loan B1	5.544%	1-Month LIBOR	3.500%	10/10/24	B1	37,494
775	Total Commercial Services & Supplies						765,583

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Communications Equipment – 0.6%

$397	CommScope, Inc., Term Loan B	5.294%	1-Month LIBOR	3.250%	4/04/26	Ba3	$396,621
527	Univision Communications, Inc., Term Loan C5	4.794%	1-Month LIBOR	2.750%	3/15/24	B	513,450
924	Total Communications Equipment						910,071

	Consumer Finance – 0.2%

368	Verscend Technologies, Tern Loan B	6.544%	1-Month LIBOR	4.500%	8/27/25	B+	369,760

	Containers & Packaging – 0.2%

349	Berry Global, Inc., Term Loan Q	4.299%	1-Month LIBOR	2.250%	10/03/22	BBB–	351,424

	Diversified Consumer Services – 0.2%

248	Refinitiv, Term Loan B	5.794%	1-Month LIBOR	3.750%	10/01/25	B	249,728

	Diversified Financial Services – 0.4%

374	Lions Gate Entertainment Corp., Term Loan B	4.294%	1-Month LIBOR	2.250%	3/24/25	Ba2	373,274
250	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/30/26	B+	227,054
624	Total Diversified Financial Services						600,328

	Diversified Telecommunication Services – 1.0%

983	CenturyLink, Inc., Term Loan B	4.794%	1-Month LIBOR	2.750%	1/31/25	BBB–	977,317
40	Intelsat Jackson Holdings, S.A., Term Loan B4	6.554%	1-Month LIBOR	4.500%	1/02/24	B1	40,613
64	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	65,580
496	Numericable Group S.A., Term Loan B13	6.028%	1-Month LIBOR	4.000%	8/14/26	B	495,940
1,583	Total Diversified Telecommunication Services						1,579,450

	Electric Utilities – 0.3%

271	Vistra Operations Co., Term Loan B1	4.044%	1-Month LIBOR	2.000%	8/04/23	BBB–	272,132
191	Vistra Operations Co., Term Loan B3	4.036%	1-Month LIBOR	2.000%	12/31/25	BBB–	192,119
462	Total Electric Utilities						464,251

	Equity Real Estate Investment Trust – 0.6%

320	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.044%	1-Month LIBOR	5.000%	10/24/22	Caa1	313,349
724	MGM Growth Properties, Term Loan B	4.044%	1-Month LIBOR	2.000%	3/23/25	BB+	726,413
1,044	Total Equity Real Estate Investment Trust						1,039,762

	Food & Staples Retailing – 0.7%

518	Albertson’s LLC, Term Loan B7	4.794%	1-Month LIBOR	2.750%	11/17/25	BB	521,326
568	US Foods, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	6/27/23	BBB–	571,251
1,086	Total Food & Staples Retailing						1,092,577

	Food Products – 0.2%

250	B&G Foods Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	251,485

	Health Care Equipment & Supplies – 0.3%

434	Acelity, Term Loan B	7.250%	N/A	N/A	2/03/24	B1	435,647

	Health Care Providers & Services – 1.3%

60	Air Medical Group Holdings, Inc., Term Loan B	5.307%	1-Month LIBOR	3.250%	4/28/22	B1	56,691
230	Brightspring Health, Term Loan B	6.567%	1-Month LIBOR	4.500%	3/05/26	B1	230,863
250	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	251,875
724	HCA, Inc., Term Loan B10	4.044%	1-Month LIBOR	2.000%	3/13/25	BBB–	727,519
544	HCA, Inc., Term Loan B11	3.794%	1-Month LIBOR	1.750%	3/17/23	BBB–	545,939
249	Lifepoint Health, Inc., Term Loan	6.554%	1-Month LIBOR	4.500%	11/16/25	B+	249,977
220	Millennium Laboratories, Inc., Term Loan B, First Lien	8.544%	1-Month LIBOR	6.500%	12/21/20	Caa3	98,874
2,277	Total Health Care Providers & Services						2,161,738

	Health Care Technology – 0.6%

784	Emdeon, Inc., Term Loan	4.544%	1-Month LIBOR	2.500%	3/01/24	B+	781,173
250	Zelis, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	248,438
1,034	Total Health Care Technology						1,029,611

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Hotels, Restaurants & Leisure – 3.2%

$507	24 Hour Fitness Worldwide, Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	5/31/25	Ba3	$490,495
466	Aramark Corporation, Term Loan	3.794%	1-Month LIBOR	1.750%	3/11/25	BBB–	467,595
969	Burger King Corporation, Term Loan B3	4.294%	1-Month LIBOR	2.250%	2/16/24	Ba2	973,523
83	Caesars Entertainment Operating Company, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	10/06/24	BB	82,878
613	Caesars Resort Collection, Term Loan, First Lien	4.794%	1-Month LIBOR	2.750%	12/22/24	BB	609,242
499	Carrols Restaurant Group Inc., Term Loan B	5.310%	1-Month LIBOR	3.250%	4/30/26	B	485,349
426	Hilton Hotels, Term Loan B2	3.768%	1-Month LIBOR	1.750%	6/21/26	BBB–	429,304
496	Marriott Ownership Resorts, Term Loan B	4.294%	1-Month LIBOR	2.250%	8/29/25	BBB–	499,560
611	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.044%	1-Month LIBOR	3.000%	3/31/24	B+	611,160
485	YUM Brands, Term Loan B	3.791%	1-Month LIBOR	1.750%	4/03/25	BBB–	486,653
5,155	Total Hotels, Restaurants & Leisure						5,135,759

	Household Products – 0.5%

744	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.794%	1-Month LIBOR	2.750%	2/05/23	B+	745,708

	Internet & Direct Marketing Retail – 0.3%

494	Uber Technologies, Inc., Term Loan	6.028%	1-Month LIBOR	4.000%	4/04/25	B1	491,797

	IT Services – 1.2%

341	Gartner, Inc., Term Loan A	3.544%	1-Month LIBOR	1.500%	3/20/22	BB+	343,818
473	Leidos Holdings, Inc., Term Loan B	3.813%	1-Month LIBOR	1.750%	8/22/25	BBB–	475,483
489	Tempo Acquisition LLC, Term Loan B	5.044%	1-Month LIBOR	3.000%	5/01/24	B1	491,094
158	West Corporation, Term Loan B	6.044%	1-Month LIBOR	4.000%	10/10/24	B1	141,674
484	WEX, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	5/17/26	Ba2	487,230
1,945	Total IT Services						1,939,299

	Life Sciences Tools & Services – 0.1%

210	Inventiv Health, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	8/01/24	BB	211,220

	Machinery – 0.1%

207	Gates Global LLC, Term Loan B	4.794%	1-Month LIBOR	2.750%	4/01/24	B+	204,024

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	96,696

	Media – 3.0%

879	Cequel Communications LLC, Term Loan B	4.278%	1-Month LIBOR	2.250%	1/15/26	BB	880,106
470	Charter Communications Operating Holdings LLC, Term Loan B	4.050%	3-Month LIBOR	2.000%	4/30/25	BBB–	473,754
205	Cineworld Group PLC, Term Loan B	4.294%	1-Month LIBOR	2.250%	2/28/25	BB–	203,796
607	Clear Channel Communications, Inc., Exit Term Loan, (DD1)	6.100%	1-Month LIBOR	4.000%	5/01/26	BB–	611,729
448	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	8/23/26	B+	449,859
100	CSC Holdings LLC, Refinancing Term Loan	4.278%	1-Month LIBOR	2.250%	7/17/25	BB	100,098
121	Cumulus Media, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	121,020
261	Intelsat Jackson Holdings, S.A., Term Loan B	5.804%	1-Month LIBOR	3.750%	11/27/23	B1	262,073
386	Meredith Corporation, Term Loan B1	4.794%	1-Month LIBOR	2.750%	1/31/25	BB	386,670
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.550%	1-Month LIBOR	2.500%	7/03/25	BB	24,937
43	Nexstar Broadcasting, Inc., Term Loan B3	4.350%	1-Month LIBOR	2.250%	1/17/24	BB	43,038
216	Nexstar Broadcasting, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	1/17/24	BB	216,590
492	Sinclair Television Group, Term Loan B2	4.300%	1-Month LIBOR	2.250%	1/03/24	BB+	494,483
354	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.544%	1-Month LIBOR	3.500%	8/24/22	B	354,587
258	WideOpenWest Finance LLC, Term Loan B	5.294%	3-Month LIBOR	3.250%	8/19/23	B	250,264
4,865	Total Media						4,873,004

	Multiline Retail – 0.1%

246	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	243,881

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Oil, Gas & Consumable Fuels – 0.2%

$208	Fieldwood Energy LLC, Exit Term Loan	7.506%	3-Month LIBOR	5.250%	4/11/22	B+	$181,390
267	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.506%	3-Month LIBOR	7.250%	4/11/23	B+	201,831
475	Total Oil, Gas & Consumable Fuels						383,221

	Pharmaceuticals – 0.4%

725	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.039%	1-Month LIBOR	3.000%	6/02/25	Ba2	728,471

	Professional Services – 0.5%

389	Nielsen Finance LLC, Term Loan B4	4.042%	1-Month LIBOR	2.000%	10/04/23	BBB–	389,288
479	On Assignment, Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	4/02/25	BB	480,721
868	Total Professional Services						870,009

	Road & Rail – 0.2%

398	Avolon LLC, Term Loan B3	3.794%	1-Month LIBOR	1.750%	1/15/25	Baa2	399,619

	Semiconductors & Semiconductor Equipment – 0.7%

144	Microchip Technology, Inc., Term Loan B	4.050%	1-Month LIBOR	2.000%	5/29/25	Baa3	144,396
472	MKS Instruments, Inc., Term Loan	3.880%	3-Month LIBOR	1.750%	2/01/26	BB+	473,815
474	MKS Instruments, Inc., Term Loan B6, (WI/DD)	TBD	TBD	TBD	TBD	BB+	474,877
1,090	Total Semiconductors & Semiconductor Equipment						1,093,088

	Software – 2.5%

692	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	693,187
249	Epicor Software Corporation,Term Loan B	5.300%	1-Month LIBOR	3.250%	6/01/22	B2	249,189
605	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	606,619
304	McAfee LLC, Term Loan B	5.794%	1-Month LIBOR	3.750%	9/29/24	B	305,063
123	Micro Focus International PLC, New Term Loan	4.544%	1-Month LIBOR	2.500%	6/21/24	BB–	121,984
833	Micro Focus International PLC, Term Loan B	4.544%	1-Month LIBOR	2.500%	6/21/24	BB–	823,791
503	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	4/16/25	BB+	505,098
332	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.294%	1-Month LIBOR	2.250%	4/16/25	BB	333,629
451	TIBCO Software, Inc., Term Loan B	6.070%	1-Month LIBOR	4.000%	7/03/26	B1	452,392
4,092	Total Software						4,090,952

	Specialty Retail – 0.4%

162	Petco Animal Supplies, Inc., Term Loan B1	5.506%	3-Month LIBOR	3.250%	1/26/23	B2	123,797
473	Petsmart Inc., Term Loan B, First Lien	6.040%	1-Month LIBOR	4.000%	3/11/22	B	462,107
635	Total Specialty Retail						585,904

	Technology Hardware, Storage & Peripherals – 1.5%

443	BMC Software, Inc., Term Loan B	6.294%	1-Month LIBOR	4.250%	10/02/25	B	427,485
706	Dell International LLC, Refinancing Term Loan B1	4.050%	1-Month LIBOR	2.000%	9/19/25	BBB–	710,517
133	NCR Corporation, Delayed Draw, Term Loan, (10)	4.630%	N/A	N/A	8/28/26	BBB–	133,750
117	NCR Corporation, Term Loan B	4.550%	1-Month LIBOR	2.500%	8/28/26	BBB–	117,031
1,053	Western Digital, Term Loan B	3.862%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,051,775
2,452	Total Technology Hardware, Storage & Peripherals						2,440,558

	Trading Companies & Distributors – 0.4%

240	Fly Funding II S.a r.l., Term Loan B	4.180%	3-Month LIBOR	2.000%	2/09/23	BB+	240,247
429	Univar, Inc., Term Loan B	4.294%	1-Month LIBOR	2.250%	7/01/24	BB+	430,986
669	Total Trading Companies & Distributors						671,233

	Wireless Telecommunication Services – 0.4%

731	Sprint Corporation, Term Loan, First Lien	4.563%	1-Month LIBOR	2.500%	2/03/24	Ba2	727,137
$42,183	Total Variable Rate Senior Loan Interests ($42,031,836)						41,853,635

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.9% (4.0% of Total Investments)

	Automobiles – 0.1%

$215	General Motors Financial Co Inc.	6.500%	N/A (11)	BB+	$216,075

	Banks – 3.8%

425	Bank of America Corp	6.500%	N/A (11)	BBB–	472,813
70	Bank of America Corp	6.300%	N/A (11)	BBB–	78,750
475	CIT Group Inc.	5.800%	N/A (11)	Ba3	482,125
600	Citigroup Inc.	6.250%	N/A (11)	BB+	668,250
225	Citigroup Inc.	5.800%	N/A (11)	BB+	225,169
275	Citizens Financial Group Inc	5.500%	N/A (11)	BB+	277,062
50	CoBank ACB, 144A	6.250%	N/A (11)	BBB+	53,375
200	Huntington Bancshares Inc/OH	5.700%	N/A (11)	Baa3	203,714
79	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (12)	5.736%	N/A (11)	Baa2	79,370
200	JPMorgan Chase & Co	6.100%	N/A (11)	Baa2	216,840
500	JPMorgan Chase & Co	6.750%	N/A (11)	Baa2	555,000
600	M&T Bank Corp	6.450%	N/A (11)	Baa2	654,000
700	PNC Financial Services Group Inc.	6.750%	N/A (11)	Baa2	746,760
450	SunTrust Banks Inc	5.625%	N/A (11)	Baa3	450,000
500	Wells Fargo & Co	5.875%	N/A (11)	Baa2	551,100
500	Zions Bancorp NA	7.200%	N/A (11)	BB+	547,500
5,849	Total Banks				6,261,828

	Capital Markets – 0.3%

275	Goldman Sachs Group Inc.	5.300%	N/A (11)	Ba1	288,750
125	Morgan Stanley	5.550%	N/A (11)	BB+	126,731
400	Total Capital Markets				415,481

	Consumer Finance – 0.5%

540	Capital One Financial Corp	5.550%	N/A (11)	Baa3	546,210
275	Discover Financial Services	5.500%	N/A (11)	Ba2	278,924
815	Total Consumer Finance				825,134

	Diversified Financial Services – 0.2%

325	Voya Financial Inc	6.125%	N/A (11)	BBB–	344,500

	Food Products – 0.5%

800	Land O’ Lakes Inc., 144A	8.000%	N/A (11)	BB	804,000

	Industrial Conglomerates – 0.3%

465	General Electric Co	5.000%	N/A (11)	BBB–	441,169

	Insurance – 0.2%

250	Progressive Corp	5.375%	N/A (11)	BBB+	258,125
$9,119	Total $1,000 Par (or similar) Institutional Preferred (cost $9,219,857)				9,566,312

Shares	Description (1)	Coupon		Ratings (9)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.1% (3.4% of Total Investments)

	Banks – 2.0%

4,625	CoBank ACB, 144A, (2)	6.250%		BBB+	$485,625
3,250	CoBank ACB, (2)	6.125%		BBB+	331,500
8,622	Fifth Third Bancorp	6.625%		Baa3	241,416
9,162	FNB Corp	7.250%		Ba2	275,318
13,775	Huntington Bancshares Inc.	6.250%		Baa3	362,283
7,550	KeyCorp	6.125%		Baa3	217,062
12,600	People’s United Financial Inc	5.625%		BB+	346,626
18,844	Regions Financial Corp	6.375%		BB+	524,052
19,300	US Bancorp	6.500%		A3	527,855
	Total Banks				3,311,737

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)		Coupon		Ratings (9)	Value

	Capital Markets – 1.1%

19,400	Charles Schwab Corp		6.000%		BBB	$511,772
11,300	Ladenburg Thalmann Financial Services Inc.		8.000%		N/R	279,675
17,925	Morgan Stanley		7.125%		BB+	514,447
4,700	Morgan Stanley		6.375%		BB+	131,318
7,396	Stifel Financial Corp		6.250%		BB–	204,425
4,450	Stifel Financial Corp		6.250%		BB–	122,375
	Total Capital Markets					1,764,012

	Consumer Finance – 0.2%

12,800	Capital One Financial Corp		6.700%		Baa3	324,096
2,300	Capital One Financial Corp		5.000%		Baa3	57,431
	Total Consumer Finance					381,527

	Electric Utilities – 0.2%

11,000	Duke Energy Corp		5.750%		BBB	303,930

	Food Products – 0.4%

3,757	CHS Inc.		7.875%		N/R	102,378
7,632	CHS Inc.		7.100%		N/R	203,088
11,205	CHS Inc.		6.750%		N/R	294,916
	Total Food Products					600,382

	Insurance – 0.9%

15,400	Athene Holding Ltd		6.350%		BBB–	433,356
13,500	Enstar Group Ltd		7.000%		BB+	366,120
8,175	National General Holdings Corp		7.500%		N/R	201,105
13,882	PartnerRe Ltd		7.250%		BBB	376,341
	Total Insurance					1,376,922

	Thrifts & Mortgage Finance – 0.3%

10,000	Federal Agricultural Mortgage Corp		5.700%		N/R	267,600
6,700	New York Community Bancorp Inc		6.375%		Ba1	186,595
	Total Thrifts & Mortgage Finance					454,195
	Total $25 Par (or similar) Retail Preferred (cost $7,637,506)					8,192,705

Shares	Description (1)		Coupon	Maturity (8)	Ratings (9)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.2% (1.5% of Total Investments)

	Banks – 0.3%

225	Bank of America Corp		7.250%		BBB–	$337,322
170	Wells Fargo & Co		7.500%		Baa2	258,824
	Total Banks					596,146

	Multi-Utilities – 1.8%

55,220	CenterPoint Energy Inc.		7.000%		N/R	2,885,797

	Semiconductors & Semiconductor Equipment – 0.1%

150	Broadcom Inc.		8.000%	9/30/22	N/R	153,808
	Total Convertible Preferred Securities (cost $3,448,519)					3,635,751

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value

	STRUCTURED NOTES – 0.9% (0.6% of Total Investments)

5,400	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 115.50% of Issue Price), 144A	10.000%	$280.9170	$324.4591	2/20/20	$1,503,488
	Total Structured Notes (cost $1,516,952)					1,503,488

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	CORPORATE BONDS – 0.1% (0.1% of Total Investments)

	Media – 0.1%

$133	iHeartCommunications Inc, (5), (13)	9.000%	12/15/19	N/R	$—
106	iHeartCommunications Inc	8.375%	5/01/27	B–	114,518
$239	Total Corporate Bonds (cost $111,228)				114,518

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Marine – 0.0%

1,176	HGIM Corp, (2), (4)				$11,760
	Total Warrants (cost $47,040)				11,760
	Total Long-Term Investments (cost $209,568,317)				229,158,339

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 6.3% (4.3% of Total Investments)

	REPURCHASE AGREEMENTS – 5.4% (3.7% of Total Investments)

$8,841	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $8,841,586, collateralized by $7,795,000 U.S. Treasury Bonds, 2.875%, due 5/15/43, value $9,019,205	0.850%	10/01/19		$8,841,377

	INVESTMENT COMPANIES – 0.9% (0.6% of Total Investments)

1,472,475	BlackRock Liquidity Funds T-Fund Portfolio, (14)	1.773% (15)	N/A		1,472,475
	Total Short-Term Investments (cost $10,313,852)				10,313,852
	Total Investments (cost $219,882,169) – 147.2%				239,472,191
	Borrowings – (44.6)% (16), (17)				(72,500,000)
	Other Assets Less Liabilities – (2.6)% (18)				(4,263,794)
	Net Assets Applicable to Common Shares – 100%				$162,708,397

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (19)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(2,046,855)	$(2,046,855)

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$93,775,154	$70,490,747	$14,269		$164,280,170
Variable Rate Senior Loan Interests	—	41,853,635	—		41,853,635
$1,000 Par (or similar) Institutional Preferred	—	9,566,312	—		9,566,312
$25 par (or similar) Retail Preferred	7,375,580	817,125	—		8,192,705
Convertible Preferred Securities	3,635,751	—	—		3,635,751
Structured Notes	—	1,503,488	—		1,503,488
Corporate Bonds	—	114,518	—	*	114,518
Warrants	—	11,760	—		11,760

Short-Term Investments:
Repurchase Agreements	—	8,841,377	—		8,841,377
Investment Companies	1,472,475	—	—		1,472,475

Investments in Derivatives:
Interest Rate Swaps**	—	(2,046,855)	—		(2,046,855)
Total	$106,258,960	$131,152,107	$14,269		$237,425,336
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $44,856,447.

(4)	Non-Income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic Incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(10)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(13)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(15)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(16)	Borrowings as a percentage of Total Investments is 30.3%.

(17)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $170,450,350 have been pledged as collateral for borrowings.

(18)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(19)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.